Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2019
2018 Share Repurchase Program
Share Repurchase Program [Line Items]
Summary of the shares repurchased

The following table is a summary of the shares repurchased by the Company during 2018 and 2019 under the 2018 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2018 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS
December 2018	10,000	3.7175
For the year ended December 31, 2018	10,000
March 2019	13,240	3.721
May 2019	5,300	3.844
June 2019	9,471	3.818
July 2019	356,882	3.809
August 2019	273,099	3.354
September 2019	66,018	3.028
October 2019	244,376	3.067
November 2019	333,526	3.230
For the year ended December 31, 2019	1,301,912